OTHER OPERATING INCOME, NET	6 Months Ended
Sep. 30, 2021
OTHER OPERATING INCOME, NET
OTHER OPERATING INCOME, NET

13. OTHER OPERATING INCOME, NET

	Six months ended September 30,
	2020	2021
	RMB	RMB

Gains from waiver of operating payables (Note 11)	—	49,141
Guarantee income (Note 10)	207,445	72
Others	6,351	(2,341)
	213,796	46,872